Convertible Preferred Shares - Schedule of Convertible Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value	¥ 3,104,177		¥ 2,915,358		$ 445,887
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 687,482	$ 102,852	¥ 363,766	$ 53,927
Opening Balance, Shares	30,227,056	30,227,056	21,865,233	21,865,233
Closing Balance	¥ 687,482	$ 102,852	¥ 687,482	$ 102,852
Closing Balance, Shares	30,227,056	30,227,056	30,227,056	30,227,056
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 921,243	$ 139,407	¥ 346,515	$ 52,546
Opening Balance, Shares	30,305,212	30,305,212	15,894,594	15,894,594
Closing Balance	¥ 921,243	$ 139,407	¥ 921,243	$ 139,407
Closing Balance, Shares	30,305,212	30,305,212	30,305,212	30,305,212
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 1,306,633	$ 197,478
Opening Balance, Shares	31,046,360	31,046,360
Stock issued during period, value, new issues			¥ 1,306,633	$ 197,478
Stock issued during period, shares, new issues			31,046,360	31,046,360
Closing Balance	¥ 1,306,633	$ 197,478	¥ 1,306,633	$ 197,478
Closing Balance, Shares	31,046,360	31,046,360	31,046,360	31,046,360
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Closing Balance	¥ 188,819	$ 26,914
Closing Balance, Shares	3,857,143	3,857,143
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares	0		3,857,143		0
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value	¥ 188,819				$ 27,122
Series A-3 Option [Member] | Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues			¥ 323,716	$ 48,925
Stock issued during period, shares, new issues			8,361,823	8,361,823
Series-B Option [Member] | Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues			¥ 291,677	$ 44,083
Stock issued during period, shares, new issues			7,394,189	7,394,189
2017 Notes [Member] | Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues			¥ 101,906	$ 15,401
Stock issued during period, shares, new issues			2,535,201	2,535,201
Onshore Convertible Loans [Member] | Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues			¥ 47,407	$ 7,165
Stock issued during period, shares, new issues			1,179,379	1,179,379
Tranche I of Series B Warrants [Member] | Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues			¥ 133,738	$ 20,212
Stock issued during period, shares, new issues			3,301,849	3,301,849
Series C -1 [Member] | Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares	3,857,143				3,857,143
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value	¥ 183,536				$ 26,160
Adjustment at extinguishment of Series C-1 Preferred Shares	¥ 5,283	$ 754